Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee and/or the Board approves the grant of stock-based equity awards, such as PSUs and RSUs, at its regularly scheduled meetings (generally the first regularly scheduled meeting of the year, which is scheduled well in advance). In addition, the Compensation Committee has authorized, subject to various limitations, the CEO to grant stock-based equity awards to certain newly hired and existing employees, excluding executive officers and certain other senior employees. None of the Board, Compensation Committee, or executive management team engage in any market timing with regard to the stock-based equity awards made to executive officers or other award recipients. The Company does not currently grant new awards of stock options, stock appreciation rights (“SARs”), or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. It is the Company’s practice that any stock option awards that may be granted, whether made by the Board, the Compensation Committee or the CEO have an exercise price per share equal to the fair market value of our common stock based on the closing market price per share on the grant date.

Award Timing Method	The Compensation Committee and/or the Board approves the grant of stock-based equity awards, such as PSUs and RSUs, at its regularly scheduled meetings (generally the first regularly scheduled meeting of the year, which is scheduled well in advance). In addition, the Compensation Committee has authorized, subject to various limitations, the CEO to grant stock-based equity awards to certain newly hired and existing employees, excluding executive officers and certain other senior employees. None of the Board, Compensation Committee, or executive management team engage in any market timing with regard to the stock-based equity awards made to executive officers or other award recipients. The Company does not currently grant new awards of stock options, stock appreciation rights (“SARs”), or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. It is the Company’s practice that any stock option awards that may be granted, whether made by the Board, the Compensation Committee or the CEO have an exercise price per share equal to the fair market value of our common stock based on the closing market price per share on the grant date.